UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811-23291

NB Crossroads Private Markets Fund V (TI) Advisory LP

(Exact name of registrant as specified in charter)

325 North Saint Paul Street

49th Floor

Dallas, TX 75201

(Address of principal executive offices) (Zip code)

James Bowden, Chief Executive Officer and President

Neuberger Berman Investment Advisers LLC

53 State Street

Boston, MA 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code:      (212) 476-8800

Date of fiscal year end:      March 31

Date of reporting period:      March 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

NB Crossroads Private Markets Fund V (TI) Advisory LP

Financial Statements

For the year ended March 31, 2020

NB Crossroads Private Markets Fund V (TI) Advisory LP

For the year ended March 31, 2020

NB Crossroads Private Markets Fund V (TI) Advisory LP

Statement of Assets, Liabilities and Partners’ Capital – Net Assets

As of March 31, 2020

Assets

Investment in the Master Fund, at fair value	$5,874,424
Cash and cash equivalents	170,190
Interest receivable	167

Total Assets	$6,044,781

Liabilities

Tax preparation fees payable	$24,915
Audit fees payable	21,050
Administration service fees payable	8,500
Custody fees payable	1,501
Other payables	497

Total Liabilities	56,463

Commitments and contingencies (Note 4)

Partners’ Capital - Net Assets	$5,988,318

Units of Partnership Interests outstanding (unlimited units authorized)	7,066.20
Net Asset Value Per Unit	$847.46

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund V Holdings LP
are an integral part of these financial statements.

NB Crossroads Private Markets Fund V (TI) Advisory LP

Statement of Operations

For the year ended March 31, 2020

Net Investment Loss Allocated from the Master Fund:

Dividend income	$12,593
Other income	3,234
Interest income	1,802
Expenses	(181,201)

Total Net Investment Loss Allocated from the Master Fund	(163,572)

Fund Income:

Interest income	4,668

Total Fund Income	4,668

Fund Expenses:

Administration service fees	34,000
Tax preparation fees	30,269
Audit fees	21,050
Custody fees	8,543
Other fees	7,784

Total Fund Expenses	101,646

Net Investment Loss	(260,550)

Net Realized and Change in Unrealized Loss on Investment in the Master Fund (Note 2)

Net realized gain on investment in the Master Fund	26,877
Net change in unrealized depreciation on investment in the Master Fund	(74,517)

Net Realized and Change in Unrealized Loss on Investment in the Master Fund	(47,640)

Net Decrease in Partners’ Capital – Net Assets Resulting from Operations	$(308,190)

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund V Holdings LP

are an integral part of these financial statements.

NB Crossroads Private Markets Fund V (TI) Advisory LP

Statement of Changes in Partners’ Capital – Net Assets

For the Period July 31, 2018 (Commencement of Operations) through March 31, 2019

Total Partners
Partners’ committed capital	$14,280,000

Partners’ capital at July 31, 2018	$-
Capital contributions	2,142,000
Offering costs	(21,335)
Net investment loss	(201,613)
Net change in unrealized appreciation on investment in the Master Fund	92,638
Partners’ capital at March 31, 2019	$2,011,690

For the year ended March 31, 2020

Total Partners
Partners’ committed capital	$14,280,000

Partners’ capital at April 1, 2019	$2,011,690
Capital contributions	4,284,000
Offering costs	818
Net investment loss	(260,550)
Net realized gain on investment in the Master Fund	26,877
Net change in unrealized depreciation on investment in the Master Fund	(74,517)
Partners’ capital at March 31, 2020	$5,988,318

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund V Holdings LP
are an integral part of these financial statements.

NB Crossroads Private Markets Fund V (TI) Advisory LP

Statement of Cash Flows

For the year ended March 31, 2020

CASH FLOWS FROM OPERATING ACTIVITIES

Net change in Partners’ Capital – Net Assets resulting from operations	$(308,190)
Adjustments to reconcile net change in Partners’ Capital – Net Assets resulting from operations to net cash used in operating activities:
Contributions to the Master Fund	(4,178,850)
Change in fair value of investment in the Master Fund	210,394
Offering costs	818
Changes in assets and liabilities related to operations
(Increase) decrease in interest receivable	85
Increase (decrease) in tax preparation fees payable	5,279
Increase (decrease) in due to affiliates	(34,952)
Increase (decrease) in custody fees payable	702
Increase (decrease) in printing fees payable	(357)
Increase (decrease) in other payables	396

Net cash provided by (used in) operating activities	(4,304,675)

CASH FLOWS FROM FINANCING ACTIVITIES

Contributions from Partners	4,284,000

Net cash provided by (used in) financing activities	4,284,000

Net change in cash and cash equivalents	(20,675)
Cash and cash equivalents at the beginning of the year	190,865

Cash and cash equivalents at the end of the year	$170,190

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund V Holdings LP
are an integral part of these financial statements.

NB Crossroads Private Markets Fund V (TI) Advisory LP

Financial Highlights

	For the year ended March 31, 2020	Period from July 31, 2018 (Commencement of Operations) through March 31, 2019
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD	$881.51	$1,000.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(54.49)	(168.22)
Net realized and unrealized gain on investments	20.44	49.73
Net decrease in net assets resulting from operations after incentive carried interest	(34.05)	(118.49)

DISTRIBUTIONS TO PARTNERS:
Net change in Partners’ Capital - Net Assets due to distributions to Partners	-	-
NET ASSET VALUE, END OF PERIOD	$847.46	$881.51
TOTAL NET ASSET VALUE RETURN (1), (2), (3)	(3.86%)	(2.70	%)(4)

RATIOS AND SUPPLEMENTAL DATA:
Partners’ Capital - Net Assets, end of period in thousands (000’s)	$5,988	$2,012
Ratios to Average Partners’ Capital - Net Assets: (5)
Expenses excluding incentive carried interest	6.67%	26.37	%(6)
Net change in incentive carried interest	-	-
Expenses including incentive carried interest	6.67%	26.37	%(6)
Net investment loss excluding incentive carried interest	(6.15%)	(24.38	%)(6)

INTERNAL RATES OF RETURN:
Internal Rate of Return before and after incentive carried interest (7)	(8.58%)	(15.99%)

(1)	Selected data for a unit of TI Advisory Fund interest outstanding throughout each period.
(2)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the TI Advisory Fund during the period and assumes distributions, if any, were reinvested. The TI Advisory Fund’s units are not traded in any market; therefore, the market value total investment return is not calculated.
(3)	Total investment return is not annualized.
(4)	Total return and the ratios to average Partners’ Capital - Net Assets is calculated for the TI Advisory Fund taken as a whole. Total return is calculated using a commitment-weighted rate of return methodology based on the timing of closings during the period from commencement of operations on July 31, 2018 (Commencement of Operations) through March 31, 2019. As a result, an individual Partner’s return may vary from these returns and ratios based on the timing of their capital transactions.
(5)	Ratios include expenses allocated from the Master Fund.
(6)	For the period July 31, 2018 (Commencement of Operations) through March 31, 2019, the expense and net investment loss ratios are based on a very limited operating period and, as such, may not be meaningful.
(7)	The Internal Rate of Return is computed based on the actual dates of the cash inflows and outflows since inception and the ending net assets at the end of the period as of each measurement date. For the period July 31, 2018 (Commencement of Operations) through March 31, 2019, the Internal Rate of Return is based on a limited operating period and, as such, may not be meaningful.

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund V Holdings LP
are an integral part of these financial statements.

NB Crossroads Private Markets Fund V (TI) Advisory LP

Notes to Financial Statements

Year ended March 31, 2020

1. Organization

NB Crossroads Private Markets Fund V (TI) Advisory LP (the “TI Advisory Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The TI Advisory Fund was organized as a Delaware limited partnership on August 22, 2017. The TI Advisory Fund commenced operations on July 31, 2018 (the “Initial Closing”). The term of the TI Advisory Fund will continue until December 31, 2028, the end of the year following the tenth anniversary of the Initial Closing, subject to two one-year extensions which may be approved by the Board of Directors of the TI Advisory Fund (the “Board” or the “Board of Directors”). Thereafter, the term of the TI Advisory Fund may be extended by consent of a majority-in-interest of its Partners as defined in the TI Advisory Fund’s limited partnership agreement (the “Partnership Agreement”).

The TI Advisory Fund’s investment objective is to provide attractive long-term returns. The TI Advisory Fund pursues its investment objective by investing substantially all of its assets in NB Crossroads Private Markets Fund V Holdings LP (the “Master Fund”). Neither the Master Fund, the TI Advisory Fund, nor the Registered Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Master Fund or the TI Advisory Fund will achieve its investment objective.

The financial statements of the Master Fund, including the Master Fund’s Schedule of Investments, are attached to this report and should be read in conjunction with the TI Advisory Fund’s financial statements. The percentage of the Master Fund’s partners’ contributed capital owned by the TI Advisory Fund at March 31, 2020 was approximately 4.23%.

The Board has overall responsibility to manage and supervise the operation of the TI Advisory Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct, and operation of the TI Advisory Fund. The Board exercises the same powers, authority and responsibilities on behalf of the TI Advisory Fund as are customarily exercised by directors of a typical investment company registered under the Investment Company Act organized as a corporation. The Board has engaged Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser”) to provide investment advice regarding the selection of the investments and to manage the day-to-day operations of the Master Fund.

2. Significant Accounting Policies

The TI Advisory Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies followed by the TI Advisory Fund in the preparation of its financial statements.

NB Crossroads Private Markets Fund V (TI) Advisory LP

Notes to Financial Statements

Year ended March 31, 2020

A. Basis of Accounting

The TI Advisory Fund’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the TI Advisory Fund are maintained in U.S. dollars.

B. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

C. Valuation of Investments

The value of the TI Advisory Fund’s investment in the Master Fund reflects the TI Advisory Fund’s proportionate interest in the total partners’ contributed capital of the Master Fund at March 31, 2020. Valuation of the investments held by the Master Fund is discussed in Note 2 of the Master Fund’s financial statements, attached to these financial statements.

D. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the TI Advisory Fund’s custodian.

Cash and cash equivalents on the Statement of Assets, Liabilities and Partners’ Capital – Net Assets can include deposits in money market accounts, which are classified as Level 1 assets. As of March 31, 2020, the TI Advisory Fund held $170,190 in an overnight sweep that is deposited into a money market account.

E. Investment Gains and Losses

The TI Advisory Fund records its share of the Master Fund’s investment income, expenses, and realized and change in unrealized gains and losses in proportion to the TI Advisory Fund’s aggregate capital commitment to the Master Fund. The Master Fund’s income and expense recognition policies are discussed in Note 2 of the Master Fund’s financial statements, attached to these financial statements.

F. Income Taxes

The TI Advisory Fund is a limited partnership that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to Partners and, accordingly, there is no provision for income taxes reflected in these financial statements. The TI Advisory Fund has a tax year end of December 31.

NB Crossroads Private Markets Fund V (TI) Advisory LP

Notes to Financial Statements

Year ended March 31, 2020

Differences arise in the computation of Partners’ capital for financial reporting in accordance with GAAP and Partners’ capital for federal and state income tax reporting. These differences are primarily due to the fact that change in unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the TI Advisory Fund’s investment in the Master Fund for federal income tax purposes is based on amounts reported to the TI Advisory Fund on Schedule K-1 from the Master Fund. As of March 31, 2020, the TI Advisory Fund had not received information to determine the tax cost of the Master Fund. Based on the amount reported to the TI Advisory Fund on the Schedule K-1 as of December 31, 2019, and after adjustment for purchases and sales between December 31, 2019 and March 31, 2020 the estimated cost of the TI Advisory Fund at March 31, 2020, for federal income tax purposes aggregated $5,965,501. The net and gross unrealized depreciation for federal income tax purposes on the TI Advisory Fund’s investment in the Master Fund was estimated to be $91,077.

The TI Advisory Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the TI Advisory Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2019, the tax years that remain subject to examination by the major tax jurisdictions under the statue of limitations is from the year 2018 forward (with limited expectations). FASB ASC 740-10, Income Taxes requires the Sub-Adviser to determine whether a tax position of the Master Fund is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Sub-Adviser has reviewed the TI Advisory Fund’s tax positions for the current tax year and has concluded that no provision for taxes is required in the TI Advisory Fund’s financial statements for the year ended March 31, 2020. The TI Advisory Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended March 31, 2020, the TI Advisory Fund did not incur any interest or penalties.

G. Restrictions on Transfers

Interests of the TI Advisory Fund (“Interests”) are generally not transferable. No Partner may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

H. Fund Expenses

The TI Advisory Fund bears its own expenses and, indirectly bears a pro rata portion of the Master Fund’s expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: legal fees; administration; auditing; tax preparation fees; custodial fees; costs of insurance; registration expenses; Independent Directors’ fees (as defined herein); and Advisory Fees (as defined herein).

NB Crossroads Private Markets Fund V (TI) Advisory LP

Notes to Financial Statements

Year ended March 31, 2020

I. Offering Costs

Offering costs are costs incidental to the issuing and marketing of interests in a partnership and are non-recurring in nature. The TI Advisory Fund was reimbursed $818 of offering costs from the Master Fund during year ended March 31, 2020.

3. Advisory Fees, Administration Service Fee and Related Party Transactions

The Registered Investment Adviser provides investment advisory services to the Master Fund and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds. Further, the Registered Investment Adviser provides certain management and administrative services to the Feeder Funds, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Master Fund pays the Registered Investment Adviser an investment advisory fee (the “Advisory Fee”) quarterly in arrears based on an annual rate of 0.85% following the Master Fund’s Commencement of Operations through the end of year eight and then 0.30% for the remaining life of the Master Fund, in each case based on the Partners’ total capital commitments. For the year ended March 31, 2020, the Master Fund incurred Advisory Fees totaling $3,041,610 of which $121,380 was allocated to the TI Advisory Fund.

Pursuant to an Administrative and Accounting Services Agreement, the TI Advisory Fund retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, custodial accounting, tax preparation, and investor services to the TI Advisory Fund. In consideration for these services, the TI Advisory Fund pays the Administrator a fixed fee of $8,500 per calendar quarter. In accordance with the service level agreement additional fees may be charged for out of scope services and quarterly filings made on behalf of the TI Advisory Fund. For year ended March 31, 2020, the TI Advisory Fund incurred administration service fees totaling $34,000.

The Board consists of six directors, each of whom is not an “interested person” of the TI Advisory Fund as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Directors”). Currently, the Independent Directors are each paid an annual retainer of $175,000 for serving on the boards of the funds in the fund complex. Compensation to the Board is paid and expensed by the Master Fund on a quarterly basis. The Independent Directors are also reimbursed for out of pocket expenses in connection with providing their services to the Master Fund. For the year ended March 31, 2020, the Master Fund incurred $205,625 in Independent Directors’ fees, of which $7,729 was allocated to the TI Advisory Fund.

As of March 31, 2020, three persons had ownership of approximately 16.81%, 14.01% and 11.90% of the TI Advisory Fund’s total capital commitments and is treated as “affiliated persons”, as defined in the Investment Company Act, (the “Affiliated Persons”). The affiliation between the Affiliated Persons and the TI Advisory Fund is based solely on the capital commitments made and percentage ownership.

4. Capital Commitments from Partners

At March 31, 2020 and 2019 capital commitments from Partners totaled $14,280,000 and $14,280,000, respectively. Capital contributions received by the TI Advisory Fund with regard to satisfying Partner capital commitments totaled $6,426,000 and $2,142,000, respectively, which represents approximately 45% and 15% of committed capital at March 31, 2020 and 2019, respectively.

NB Crossroads Private Markets Fund V (TI) Advisory LP

Notes to Financial Statements

Year ended March 31, 2020

Capital contributions will be credited to Partners’ capital accounts and units will be issued when paid. Capital contributions will be determined based on a percentage of capital commitments. During the years ended March 31, 2020 and 2019 the TI Advisory Fund issued 4,784.10 and 2,282.10 units, respectively.

The net profits or net losses of the TI Advisory Fund are allocated to Partners in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that it would follow the distributions outlined below.

Distributions shall be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to Partners at such times and in such amounts as determined by the Board of Directors in its sole discretion and in accordance with Partners’ respective percentage interests, as defined in the TI Advisory Fund’s Partnership Agreement. As of March 31, 2020, the TI Advisory Fund has not made any distributions to Partners. Distributions from the TI Advisory Fund are made in the following priority:

(a) First, to Partners of the TI Advisory Fund until they have received a 125% return of all drawn capital commitments; and

(b) Then, a 93.0% - 7.0% split between the Partners and the Special Limited Partner (as defined in the Master Fund’s LP Agreement), respectively. The Special Limited Partner will not collect any of the incentive carried interest that it may have earned until after the fourth anniversary of the Final Closing.

Incentive carried interest is accrued based on the net asset value (“NAV”) of the TI Advisory Fund at each quarter-end as an allocation of profits, to the extent there is an amount to be accrued. The Statement of Changes in Partners’ Capital – Net Assets discloses the amount payable and paid to the Special Limited Partner in the period in which it occurs. At March 31, 2020, the accrued and unpaid Incentive Carried Interest was $0.

5. Indemnifications

In the normal course of business, the TI Advisory Fund enters into contracts that provide general indemnifications. The TI Advisory Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the TI Advisory Fund, and therefore cannot be established; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

NB Crossroads Private Markets Fund V (TI) Advisory LP

Notes to Financial Statements

Year ended March 31, 2020

6. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Master Fund’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Master Fund may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Master Fund. The Master Fund’s investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Master Fund will be able to realize the value of such investments in a timely manner if at all.

The Master Fund believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

If the Master Fund defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Master Fund’s investment in the Portfolio Fund. This may impair the ability of the Master Fund to pursue its investment program, force the Master Fund to borrow or otherwise impair the value of the Master Fund’s investments (including the complete devaluation of the Master Fund). In addition, defaults by Partners on their capital commitments to the TI Advisory Fund, may cause the Master Fund to, in turn, default on its commitment to a Portfolio Fund. In this case, the Master Fund, and especially the non-defaulting Partners, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

7. Subsequent Events

The recent outbreak of the novel coronavirus in many countries, which is a rapidly evolving situation, has disrupted global travel and supply chains, and has adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The rapid development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on economic and market conditions and trigger a period of global economic slowdown. Such conditions (which may be across industries, sectors or geographies) may impact operating performance at the Master Fund’s portfolio companies in the near term.

The TI Advisory Fund has evaluated all events subsequent to March 31, 2020, through the date these financial statements were issued and has determined that there were no additional subsequent events that require disclosure.

KPMG LLP
Two Financial Center
60 South Street
Boston, MA 02111

Report of Independent Registered Public Accounting Firm

To the Partners and Board of Managers

NB Crossroads Private Markets Fund V (TI) Advisory LP:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and partners’ capital – net assets of NB Crossroads Private Markets Fund V (TI) Advisory LP (the Company), as of March 31, 2020, the related statements of operations and cash flows for the year then ended, the statements of changes in partners’ capital – net assets for the year then ended and the period from July 31, 2018 (commencement of operations) through March 31, 2019, and the related notes (collectively, the financial statements) and the financial highlights for the year then ended and the period from July 31, 2018 through March 31, 2019. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Company as of March 31, 2020, the results of its operations and cash flows for the year then ended, the changes in its net assets for the year then ended and the period from July 31, 2018 through March 31, 2019, and the financial highlights for the year then ended and the period from July 31, 2018 through March 31, 2019, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included verification of investments owned as of March 31, 2020, by examination of the underlying records of NB Crossroads Private Markets Fund V Holdings LP. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more NB Private Markets/Crossroads Private Markets investment companies since 2016.

Boston, Massachusetts

May 30, 2020

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

NB Crossroads Private Markets Fund V (TI) Advisory LP

Supplemental Information

March 31, 2020 (Unaudited)

Proxy Voting and Portfolio Holdings

A description of the TI Advisory Fund’s policies and procedures used to determine how to vote proxies relating to the TI Advisory Fund’s portfolio securities, as well as information regarding proxy votes cast by the TI Advisory Fund (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the TI Advisory Fund at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The TI Advisory Fund did not receive any proxy solicitations during the year ended March 31, 2020.

The TI Advisory Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The TI Advisory Fund’s N-PORT filings are in the EDGAR database on the SEC’s website at www.sec.gov or by calling Neuberger Berman at 212-476-8800.

NB Crossroads Private Markets Fund V (TI) Advisory LP

Board of Directors of the TI Advisory Fund

March 31, 2020 (Unaudited)

Information pertaining to the Board of Directors of the TI Advisory Fund is set forth below.

Name, Position(s) Held, Address, and Year of Birth	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex* Overseen by Director	Other Directorships Held by Director During Past 5 Years
Disinterested Directors

Virginia G. Breen, Director 1290 Avenue of the Americas New York, NY 10104 (1964)	Term Indefinite – Since Inception	Partner, Chelsea Partners (7/11 to present); private investor and board member of certain entities (as listed herein)	19	Director, Jones Lang LaSalle Property Trust, Inc.; Trustee/Director, UBS A&Q Registered Fund Complex (4 funds); Director, Calamos Fund Complex (26 funds); Director, Paylocity Holding Corp.

Alan Brott, Director 1290 Avenue of the Americas New York, NY 10104 (1942)	Term Indefinite – Since Inception	Consultant (since 10/1991); Associate Professor, Columbia University (2000-2017); Former Partner of Ernst & Young.	19	Manager of Man FRM Alternative Multi-Strategy Fund LLC; Director of Grosvenor Registered Multi-Strategy Funds (4 funds); Director of Hedge Fund Guided Portfolio Solution (part of the Grosvenor complex); Director of Stone Harbor Investment Funds (8 funds), Stone Harbor Emerging Markets Income Fund and Stone Harbor Emerging Markets Total Income Fund.

Victor F. Imbimbo, Jr., Director 1290 Avenue of the Americas New York, NY 10104 (1952)	Term Indefinite – Since Inception	President and CEO of Caring Today, LLC, an information and support resource for the family caregiver market; Former President for North America TBWA\World Health, a division of TBWA Worldwide, and Executive Vice President of TBWA\New York.	19	Manager of Man FRM Alternative Multi-Strategy Fund LLC.

Thomas F. McDevitt, Director 1290 Avenue of the Americas New York, NY 10104 (1956)	Term Indefinite – Since Inception	Managing Partner of Edgewood Capital Partners and President of Edgewood Capital Advisors (5/2002 to present).	19	Director of Jones Lang LaSalle Property Trust, Inc. (12/04 to 06/15).

Stephen V. Murphy, Director 1290 Avenue of the Americas New York, NY 10104 (1945)	Term Indefinite – Since Inception	President of S.V. Murphy & Co, an investment banking firm.	19	Manager of Man FRM Alternative Multi-Strategy Fund LLC; Director of The First of Long Island Corporation and The First National Bank of Long Island.

Thomas G. Yellin, Director 1290 Avenue of the Americas New York, NY 10104 (1954)	Term Indefinite – Since Inception	President of The Documentary Group (since 6/2006).	19	Director of Grosvenor Registered Multi-Strategy Funds (4 funds); Director of Hedge Fund Guided Portfolio Solution (part of the Grosvenor complex); Manager of Man FRM Alternative Multi-Strategy Fund LLC.

* As of March 31, 2020 the ’‘Fund Complex’’ consists of NB Private Markets Fund II (Master) LLC, NB Private Markets Fund II (TI) LLC, NB Private Markets Fund II (TE) LLC, NB Private Markets Fund III (Master) LLC, NB Private Markets Fund III (TI) LLC, NB Private Markets Fund III (TE) LLC, UST Global Private Markets Fund LLC, NB Crossroads Private Markets Fund IV (TI) – Client LLC, NB Crossroads Private Markets Fund IV (TE) – Client LLC, NB Crossroads Private Markets Fund IV Holdings LLC, NB Crossroads Private Markets Fund V Holdings LP, NB Crossroads Private Markets Fund V (TE) LP, NB Crossroads Private Markets Fund V (TE) Advisory LP, NB Crossroads Private Markets Fund V (TI) LP, NB Crossroads Private Markets Fund V (TI) Advisory LP, NB Crossroads Private Markets Fund VI Holdings LP, NB Crossroads Private Markets Fund VI LP, NB Crossroads Private Markets Fund VI Advisory LP, and NB Crossroads Private Markets Fund VI Custody LP.

NB Crossroads Private Markets Fund V (TI) Advisory LP

Officers of the TI Advisory Fund

March 31, 2020 (Unaudited)

Information pertaining to the officers of the TI Advisory Fund is set forth below.

Name, Address* and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
Officers who are not Directors

James D. Bowden (1953)	Chief Executive Officer and President	Term — Indefinite; Length — since 2018, (previously, Vice President since inception)	Managing Director, Neuberger Berman LLC, since 2015. Formerly, Managing Director, Bank of America; Manager and Vice President, Merrill Lynch Alternative Investments LLC (2013-2015); Executive Vice President, Bank of America Capital Advisors LLC (1998-2013).

Claudia A. Brandon (1956)	Executive Vice President and Secretary	Term — Indefinite; Length — since inception	Senior Vice President, Neuberger Berman LLC, since 2007 and Employee since 1999; Senior Vice President, NBIA, since 2008 and Assistant Secretary since 2004. Formerly, Vice President, Neuberger Berman LLC (2002-2006), Vice President – Mutual Fund Board Relations, NBIA (2000-2008), Vice President, NBIA (1986-1999) and Employee (1984-1999).

Mark Bonner (1977)	Treasurer	Term — Indefinite; Length — since 2020, (previously, Assistant Treasurer since inception)	Senior Vice President, Neuberger Berman LLC, since 2015. Formerly, Senior Vice President, Bank of America; Merrill Lynch Alternative Investments LLC (2006-2015); Manager, Advent International Corporation (2004-2006); Senior Associate, PricewaterhouseCoopers LLP (1999-2004).

Sarah Doane (1989)	Assistant Treasurer	Term — Indefinite; Length — since 2020	Assistant Vice President, Neuberger Berman LLC, since 2016. Formerly Internal Auditor, Arbella Insurance Group (2015-2016), Associate, PricewaterhouseCoopers (2012-2015)

Savonne Ferguson (1973)	Chief Compliance Officer	Term — Indefinite; Length — since 2018	Chief Compliance Officer (Mutual Funds) and Associate General Counsel, NBIA, since 2018. Formerly, Vice President T. Rowe Price Group, Inc. (2018), Vice President and Senior Legal Counsel, T. Rowe Price Associates, Inc. (2014-2018), Vice President and Director of Regulatory Fund Administration, PNC Capital Advisors, LLC (2009-2014), Secretary, PNC Funds and PNC Advantage Funds (2010-2014).

NB Crossroads Private Markets Fund V (TI) Advisory LP

Officers of the TI Advisory Fund

March 31, 2020 (Unaudited)

Information pertaining to the officers of the TI Advisory Fund is set forth below.

Name, Address* and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
Officers who are not Directors

Corey A. Issing (1978)	Chief Legal Officer (only for purposes of sections 307 and 406 of the Sarbanes-Oxley Act of 2002)	Term — Indefinite; Length — since inception	General Counsel and Head of Compliance– Mutual Funds since 2016 and Managing Director, NBIA, since 2017. Formerly, Associate General Counsel (2015-2016), Counsel (2007-2015), Senior Vice President (2013-2016), Vice President (2009-2013).

Sheila James (1965)	Assistant Secretary	Term — Indefinite; Length — since inception	Vice President, Neuberger Berman LLC, since 2008 and Employee since 1999; Vice President, NBIA, since 2008. Formerly, Assistant Vice President, Neuberger Berman LLC (2007-2008); Employee, NBIA (1991-1999).

Brian Kerrane (1969)	Vice President	Term — Indefinite; Length — since inception	Managing Director, Neuberger Berman LLC, since 2013; Chief Operating Officer – Mutual Funds and Managing Director, NBIA, since 2015. Formerly, Senior Vice President, Neuberger Berman LLC (2006 to 2014), Vice President, NBIA (2008-2015) and Employee since 1991.

Josephine Marone (1963)	Assistant Secretary	Term — Indefinite; Length — since inception	Senior Paralegal, Neuberger Berman LLC, since 2007 and Employee since 2007.

Brien Smith (1957)	Vice President	Term — Indefinite; Length — since 2017	Managing Director, Neuberger Berman LLC, since 2005. Chief Operating Officer of NB Private Equity Division since 2017.

* The business address of each listed person is 1290 Avenue of the Americas, New York, NY 10104, except for James D. Bowden, Mark Bonner and Sarah Doane whose business address is 53 State Street, 13th Floor, Boston, MA 02109; and Brien Smith whose business address is 325 North Saint Paul St. 49th Floor Dallas, TX 75201.

All officers of the TI Advisory Fund are employees and/or officers of the Registered Investment Adviser. Officers of the TI Advisory Fund are elected by the Directors and hold office until they resign, are removed or are otherwise disqualified to serve.

Alternative investments are sold to qualified investors only by a Confidential Offering Memorandum. An investment in an alternative investment fund is speculative and should not constitute a complete investment program. The information presented in this report is current as of the date noted, is for information purposes only and does not constitute an offer to sell or a solicitation of an offer to buy interests in the TI Fund. This is not, and under no circumstances is to be construed as, an offer to sell or a solicitation to buy any of the securities or investments referenced, nor does this information constitute investment advice or recommendations with respect to any of the securities or investments used. Past performance is no guarantee of future results. Additional information is available upon request.

NB Crossroads Private Markets Fund V Holdings LP

Financial Statements

For the year ended March 31, 2020

NB Crossroads Private Markets Fund V Holdings LP

For the year ended March 31, 2020

NB Crossroads Private Markets Fund V Holdings LP

Statement of Assets, Liabilities and Partners’ Capital – Net Assets

As of March 31, 2020

Assets

Investments, at fair value (cost $136,770,789)	$137,199,788
Cash and cash equivalents	3,074,277
Deferred financing costs	195,723
Prepaid insurance	21,900
Interest receivable	2,219
Other receivables	10,969

Total Assets	$140,504,876

Liabilities

Advisory fees payable	$718,371
Due to portfolio funds	577,905
Professional fees payable	115,485
Administration service fees payable	31,750
Due to affiliates	15,787
Other payables	14,452

Total Liabilities	$1,473,750

Commitments and contingencies (Note 5)

Partners’ Capital - Net Assets	$139,031,126

Units of Master Fund Interests outstanding (unlimited units authorized)	161,247.29
Net Asset Value Per Unit	$862.22

The accompanying notes are an integral part of these financial statements.

1

NB Crossroads Private Markets Fund V Holdings LP

Schedule of Investments

March 31, 2020

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Large-cap Buyout (22.57%)
Advent International GPE IX Limited Partnership	Primary	10/2019-03/2020	North America	$2,640,001	$2,363,302
EQT VIII Co-Investment (H) SCSp	Co-Investment	09/2019	North America	1,200,463	1,199,663
Green Equity Investors, VIII, L.P.	Primary	-	North America	-	-
H&F Unite Partners, L.P.	Co-Investment	05/2019	North America	1,300,841	1,185,057
Hellman & Friedman Capital Partners IX, L.P.	Primary	-	North America	204,309	-
KKR Ascend Co-Invest L.P.	Co-Investment	05/2019	North America	2,600,000	2,340,000
KKR Banff Co-Investment L.P.	Co-Investment	10/2018	North America	2,250,000	2,250,000
KKR European Fund V (USD) SCSp	Primary	01/2020	Europe	1,195,332	729,548
KKR Parrot Co-Invest, L.P.	Co-Investment	12/2019	Australia	3,300,000	3,300,000
KKR Precise Co-Invest L.P.	Co-Investment	05/2019	Europe	4,500,000	5,379,589
KKR Starlight Co-Invest II L.P.	Co-Investment	12/2018	North America	2,250,000	2,351,413
NB Bluebird S.à.r.l. (F)	Co-Investment	11/2019	Europe	3,435,491	3,376,565
NB HUB Aggregator LP	Co-Investment	11/2018	North America	1,518,368	1,419,835
PAI Strategic Partnerships SCSp	Secondary	12/2019-01/2020	Europe	4,307,296	4,049,372
TPG Healthcare Partners, L.P.	Primary	12/2019-01/2020	North America	24,396	2,860
TPG Partners VIII, L.P.	Primary	12/2019-01/2020	North America	231,909	136,660
Vertex Aggregator LP	Co-Investment	08/2018	North America	1,200,307	1,291,778
				32,158,713	31,375,642
Small and Mid-cap Buyout (57.06%)
Ada Holdco LP	Co-Investment	10/2019-11/2019	North America	3,370,000	3,383,548
Advent Global Technology Limited Partnership	Primary	03/2020	North America	1,800,000	1,454,550
AEA Investors Fund VII, L.P.	Primary	10/2019-01/2020	North America	1,121,085	1,000,781
Aquiline Financial Services Fund IV L.P.	Primary	12/2019-01/2020	North America	2,060,643	1,715,766
Aquiline Relation Co-Invest L.P.	Co-Investment	07/2019-10/2019	North America	1,701,611	1,695,091
ARL Holdings, LLC (F)	Co-Investment	04/2019-11/2019	North America	1,572,236	1,572,236
Arsenal Capital Partners Fund V LP	Primary	07/2019-01/2020	North America	5,526,276	5,078,565
Arsenal IO Co-Invest 1 LP	Co-Investment	07/2019	North America	2,100,000	1,676,050
Athyrium ICH Holdings LP (F)	Co-Investment	10/2019	North America	890,546	1,201,433
BRI Investments LLC (F)	Co-Investment	08/2019	North America	2,800,000	2,800,000
BU Adhesives Co-Investment III SCSP	Co-Investment	01/2019	Europe	1,289,998	1,002,564
Buzzard Midstream Infrastructure Co-Invest Pooling, L.P	Co-Investment	03/2019-03/2020	North America	3,790,758	3,591,971
Carlyle Prime Coinvestment, L.P.	Co-Investment	10/2019	North America	1,230,773	1,204,152
CB Nike TopCo, LP	Co-Investment	10/2019	Middle East	579,710	866,667
Charlesbank Technology Opportunities Fund, Limited Partnership	Primary	-	North America	-	161,000
Elm Bidco, L.P.	Co-Investment	02/2019	North America	2,300,000	1,952,241
Greenbriar Coinvestment BDP, L.P.	Co-Investment	12/2018	North America	1,324,938	1,981,299
Holley Parent Holdings, LLC (F)	Co-Investment	10/2018	North America	1,900,000	2,147,000
Marmor Co-Investment, L.P.	Secondary	09/2019	Europe	5,802,617	6,244,013
NB Mafalda S.a.r.l (F)	Co-Investment	07/2019	Europe	4,535,505	4,236,244
Oak Hill Capital Partners V, L.P.	Primary	-	North America	373,596	-
Oakley Capital IV-B SCSP	Primary	05/2019-12/2019	Europe	836,848	581,605
Plaskolite PPC Investor LLC	Co-Investment	12/2018	North America	1,400,000	1,281,511
Quadria Capital Fund II, L.P.	Primary	06/2019-03/2020	Asia	1,825,691	1,564,851
RCP Artemis Co-Invest, L.P.	Co-Investment	07/2019	North America	3,100,000	3,097,712
Rey de la Carne, L.P.	Co-Investment	11/2019	North America	4,500,000	4,100,143
Rockbridge Portfolio Fund I L.P.	Secondary	12/2018-09/2019	North America	1,719,932	1,792,188
SS Acquisitions, Inc. (F)	Co-Investment	09/2019	North America	1,001,064	1,620,575
Summit Partners Growth Equity Fund X-A, L.P.	Primary	03/2020	North America	390,000	515,557
The Veritas Capital Fund VII, L.P.	Primary	-	North America	-	-
THL Equity Fund VIII Investors (Agiliti), L.P.	Co-Investment	01/2019	North America	3,346,232	5,213,328
THL Equity Fund VIII Investors (Automate), L.P.	Co-Investment	07/2019	Europe	3,892,144	3,938,776
Thomas H. Lee Equity Fund VI (2019), L.P.	Secondary	06/2019-07/2019	North America	4,031,627	5,274,055
VB Target L.P.	Co-Investment	01/2020	Asia	1,162,922	1,187,832
Wind Point Partners CV1, L.P.	Secondary	09/2018-12/2019	North America	2,811,402	4,200,000
				76,088,154	79,333,304

The accompanying notes are an integral part of these financial statements.

2

NB Crossroads Private Markets Fund V Holdings LP

Schedule of Investments

March 31, 2020

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Special Situations (9.12%)
American Industrial Partners Capital Fund VII, L.P.	Primary	10/2019	North America	239,715	27,876
Amulet Capital OHPE Co-Invest, L.P.	Co-Investment	03/2019-10/2019	North America	4,493,577	4,094,435
Centerbridge Special Credit Partners, L.P.	Secondary	02/2019-08/2019	North America	837,107	800,000
Cerberus AIR Partners, L.P.	Co-Investment	02/2019	Europe	2,992,424	1,194,105
Dragon Co-Investment Partners, L.P.	Co-Investment	09/2019	North America	1,078,649	1,190,971
East Private Investments, LLC (F)	Co-Investment	07/2019	North America	2,800,000	2,380,000
Verscend Intermediate Holding Corp. (F)	Co-Investment	08/2018	North America	2,662,863	2,992,537
				15,104,335	12,679,924
Venture Capital (9.93%)
3L Capital Fund I, LP	Primary	04/2019-03/2020	North America	5,495,184	6,427,771
GGV Capital VII L.P.	Primary	01/2019-03/2020	North America	1,450,400	1,395,299
GGV Capital VII Plus L.P.	Primary	05/2019-03/2020	North America	328,300	328,749
GGV Discovery Fund II, L.P.	Primary	01/2019-03/2020	North America	923,000	956,729
Level Equity Growth Partners IV, L.P.	Primary	11/2018-03/2020	North America	2,647,703	2,412,831
Lightspeed China Partners IV, L.P.	Primary	10/2019	Asia	100,000	67,877
Lightspeed China Partners Select I, L.P.	Primary	04/2019-12/2019	Asia	675,000	712,184
TA XIII-A, L.P.	Primary	12/2019	North America	1,800,000	1,509,478
				13,419,587	13,810,918

Total Investments (cost $136,770,789) (98.68%)					137,199,788
Other Assets & Liabilities (Net) (1.32%)					1,831,338
Partners’ Capital - Net Assets (100.00%)					$139,031,126

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at March 31, 2020 aggregated $136,770,789. Total fair value of illiquid and restricted securities at March 31, 2020 was $137,199,788 or 98.68% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Master Fund’s Partners’ Capital - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.
(F)	The fair value of the investment was determined using a significant unobservable input.

The accompanying notes are an integral part of these financial statements.

3

NB Crossroads Private Markets Fund V Holdings LP

Statement of Operations

For the year ended March 31, 2020

Investment Income:

Dividend income	$310,350
Other income	76,560
Interest income	45,363

Total Investment Income	432,273

Operating Expenses:

Advisory fees	3,041,610
Legal fees	448,494
Interest expense	324,178
Independent Directors’ fees	205,625
Professional fees	129,995
Administration service fees	127,000
Financing costs	114,432
Insurance expense	57,586
Other fees	71,685

Total Operating Expenses	4,520,605

Net Investment Loss	(4,088,332)

Net Realized and Change in Unrealized Loss on Investments (Note 2)

Net realized gain on investments	636,262
Net change in unrealized depreciation on investments	(1,616,953)

Net Realized and Change in Unrealized Loss on Investments	(980,691)

Net Decrease in Partners’ Capital – Net Assets Resulting from Operations	$(5,069,023)

The accompanying notes are an integral part of these financial statements.

4

NB Crossroads Private Markets Fund V Holdings LP

Statement of Changes in Partners’ Capital – Net Assets

For the Period May 18, 2018 (Commencement of Operations) through March 31, 2019

	Partners’ Capital	Special Limited Partner	Total
Partners’ committed capital	$312,226,696	$3,153,805	$315,380,501

Partners’ capital at May 18, 2018	$-	$-	$-
Capital contributions	42,150,604	425,764	42,576,368
Offering costs	(266,571)	(2,693)	(269,264)
Net investment loss	(2,974,208)	(30,043)	(3,004,251)
Net change in unrealized appreciation on investments	2,025,492	20,460	2,045,952
Partners’ capital at March 31, 2019	$40,935,317	$413,488	$41,348,805

For the year ended March 31, 2020

	Partners’ Capital	Special Limited Partner	Total
Partners’ committed capital	$334,676,696	$3,380,573	$338,057,269

Partners’ capital at April 1, 2019	$40,935,317	$413,488	$41,348,805
Capital contributions	101,760,375	994,077	102,754,452
Capital distributions	(3,108)	-	(3,108)
Net investment loss	(4,047,449)	(40,883)	(4,088,332)
Net realized gain on investments	629,899	6,363	636,262
Net change in unrealized depreciation on investments	(1,600,783)	(16,170)	(1,616,953)
Partners’ capital at March 31, 2020	$137,674,251	$1,356,875	$139,031,126

The accompanying notes are an integral part of these financial statements.

5

NB Crossroads Private Markets Fund V Holdings LP

Statement of Cash Flows

For the year ended March 31, 2020

CASH FLOWS FROM OPERATING ACTIVITIES

Net Change in Partners’ Capital – Net Assets resulting from operations	$(5,069,023)
Adjustments to reconcile net change in Partners’ Capital – Net Assets resulting from operations to net cash used in operating activities:
Purchases of investments	(100,601,887)
Proceeds received from investments	3,647,551
Net realized gain on investments	(636,262)
Net change in unrealized (appreciation) depreciation on investments	1,616,953
Net change in accretion of PIK dividend	(310,350)
Changes in assets and liabilities related to operations
(Increase) decrease in deferred financing costs	114,433
(Increase) decrease in prepaid insurance	(1,350)
(Increase) decrease in interest receivable	4,833
(Increase) decrease in other receivable	(10,969)
Increase (decrease) in advisory fees payable	685,092
Increase (decrease) in due to affiliates	(36,982)
Increase (decrease) in professional fees payable	54,936
Increase (decrease) in legal fees payable	(36,804)
Increase (decrease) in financing costs payable	(87,420)
Increase (decrease) in other payables	13,545

Net cash provided by (used in) operating activities	(100,653,704)

CASH FLOWS FROM FINANCING ACTIVITIES

Borrowings from line of credit	55,900,000
Payments to line of credit	(55,900,000)
Contributions from Partners	102,754,452
Distributions to Partners	(3,108)

Net cash provided by (used in) financing activities	102,751,344

Net change in cash and cash equivalents	2,097,640
Cash and cash equivalents at beginning of year	976,637

Cash and cash equivalents at end of year	$3,074,277

Noncash activities
Distributions totaling $3,108 were made to the TE Fund and TE Advisory Fund for taxes paid and/or accrued on behalf of the TE Fund and TE Advisory Fund.

The accompanying notes are an integral part of these financial statements.

6

NB Crossroads Private Markets Fund V Holdings LP

Financial Highlights

		Period from
		May 18, 2018
		(Commencement of
	For the year ended	Operations) through
	March 31, 2020	March 31, 2019
Per Unit Operating Performance (1)
NET ASSET VALUE, BEGINNING OF PERIOD	$876.74	$1,000.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(39.11)	(185.04)
Net realized and unrealized gain on investments	24.62	61.78
Net decrease in net assets resulting from operations	(14.49)	(123.26)
DISTRIBUTIONS TO PARTNERS:
Net change in Partners’ Capital - Net Assets due to distributions to Partners	(0.03)	-
NET ASSET VALUE, END OF PERIOD	$862.22	$876.74
TOTAL NET ASSET VALUE RETURN (1), (2), (3)	(1.65)%	(2.91	)%(4)
RATIOS AND SUPPLEMENTAL DATA:
Partners’ Capital - Net Assets, end of period in thousands (000’s)	$139,031	$41,349
Ratios to Average Partners’ Capital - Net Assets: (5)
Expenses	4.82%	27.10	%(6)
Net investment loss	(4.36)%	(25.30	)%(6)
Portfolio Turnover Rate (7)	4.13%	0.00%
INTERNAL RATES OF RETURN:
Internal Rate of Return (8)	(5.96)%	(9.80)%

(1)	Selected data for a unit of Master Fund Interest outstanding throughout each period.
(2)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the Master Fund during the period and assumes distributions, if any, were reinvested. The Master Fund’s units are not traded in any market; therefore, the market value total investment return is not calculated.
(3)	Total investment return is not annualized.
(4)	Total return and the ratios to average Partners’ Capital - Net Assets is calculated for the Master Fund taken as a whole. Total return is calculated using a commitment-weighted rate of return methodology based the timing of closings during the period May 18, 2018 (Commencement of Operations) through March 31, 2019. As a result, an on individual Partner’s return may vary from these returns and ratios based on the timing of their capital transactions.
(5)	Ratios do not reflect the Master Fund’s proportional share of the net investment income (loss) and expenses, including any performance-based fees, of the Portfolio Funds.
(6)	Annualized for the period May 18, 2018 (Commencement of Operations) through March 31, 2019. The expense and net investment loss ratios are based on a very limited operating period and, as such, not be meaningful.
(7)	Proceeds received from investments are included in the portfolio turnover rate.
(8)	The Internal Rate of Return is computed based on the actual dates of the cash inflows and outflows since inception and the ending net assets at the end of the period as of each measurement date. For each measurement date. For the period May 18, 2018 (Commencement of Operations) through March 31, 2019, the Internal Rate of Return is based on a limited operating period and, as such, may not be meaningful.

The accompanying notes are an integral part of these financial statements.

7

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

Year ended March 31, 2020

1. Organization

NB Crossroads Private Markets Fund V Holdings LP (the “Master Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Master Fund was organized as a Delaware limited partnership on March 30, 2017. The Master Fund commenced operations on May 18, 2018 (the “Initial Closing”). The term of the Master Fund will continue until December 31, 2028, the end of the year following the tenth anniversary of the Initial Closing, subject to two one-year extensions which may be approved by the Board of Directors of the Master Fund (the “Board” or the “Board of Directors”). Thereafter, the term of the Master Fund may be extended by consent of a majority-in-interest of its Partners as defined in the Master Fund’s limited partnership agreement (the “LP Agreement”).

The Master Fund’s investment objective is to provide attractive long-term returns. The Master Fund seeks to achieve its objective by investing in a diversified global portfolio of high quality third-party private equity funds (“Portfolio Funds”) including secondary investments in underlying Portfolio Funds acquired from investors in such Portfolio Funds (each, a “Secondary Investment”), and by co-investing directly in portfolio companies alongside Portfolio Funds and other private equity firms (each, a “Co-Investment”). Neither the Master Fund nor the Registered Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Master Fund will achieve its investment objective. The Portfolio Funds are not registered as investment companies under the Investment Company Act.

NB Crossroads Private Markets Fund V (TI) LP (the “TI Fund”), NB Crossroads Private Markets Fund V (TI) Advisory LP (the “TI Advisory Fund”), NB Crossroads Private Markets Fund V (TE) LP (the “TE Fund”) and NB Crossroads Private Markets Fund V (TE) Advisory LP (the “TE Advisory Fund” and together with the TI Fund, TI Advisory Fund and TE Fund, the “Feeder Funds”) each pursue their investment objectives by investing substantially all of their assets in the Master Fund. Each Feeder Fund is a Delaware limited partnership that is registered under the Investment Company Act as a non-diversified, closed-end management investment company. The TE Fund and the TE Advisory Fund invest indirectly in the Master Fund through NB Crossroads Private Markets Fund V (Offshore), Client LP (the “Offshore Client Fund”) and NB Crossroads Private Markets Fund V (Offshore), Advisory LP (the “Offshore Advisory Fund”), each a Cayman Islands exempted partnership. The percentage of the TE Fund and TE Advisory Fund’s partners’ capital owned by the Offshore Client Fund and Offshore Advisory Fund is 100% and 100% respectively. The financial position and results of operations of the Offshore Client Fund and Offshore Advisory Fund have been consolidated within the TE Fund’s and TE Advisory Fund’s consolidated financial statements, respectively. The Offshore Client Fund, Offshore Advisory Fund and the Feeder Funds have the same investment objective and substantially the same investment policies as the Master Fund (except that the Offshore Client Fund, Offshore Advisory Fund and the Feeder Funds pursue their investment objectives by investing in the Master Fund).

8

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

Year ended March 31, 2020

The Board has overall responsibility to manage and supervise the operations of the Master Fund. The Board exercises the same powers, authority and responsibilities on behalf of the Master Fund as are customarily exercised by directors of a typical investment company registered under the Investment Company Act. The Board has engaged Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser”) to provide investment advice regarding the selection of the Master Fund’s investments and to manage the day-to-day operations of the Master Fund.

The Master Fund operates as a vehicle for the investment of substantially all of the assets of the Feeder Funds as partners of the Master Fund.  As of March 31, 2020, the TI Fund’s, TI Advisory Fund’s, TE Fund’s and TE Advisory Fund’s ownership of the Master Fund’s Partners’ contributed capital was 57.51%, 4.23%, 29.89% and 7.37%, respectively, with a NB affiliate’s (“Special Limited Partner”) (who is also a Partner of the Master Fund) percentage ownership of the Master Fund’s Partners’ contributed capital being 1%.

2. Significant Accounting Policies

The Master Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies followed by the Master Fund in the preparation of its financial statements.

A. Basis of Accounting

The Master Fund’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the Master Fund are maintained in U.S. dollars.

B. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

C. Valuation of Investments

The Master Fund computes its Net Asset Value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Registered Investment Adviser and the Sub-Adviser in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Master Fund values its interests in the Portfolio Funds and other investments.  The Board has delegated to the Sub-Adviser general responsibility for determining the value of the assets held by the Master Fund.  The value of the Master Fund’s interests is based on information reasonably available at the time the valuation is made and the Sub-Adviser believes to be reliable.

9

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

Year ended March 31, 2020

It is expected that most of the Portfolio Funds in which the Master Fund invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Sub-Adviser generally will value the Master Fund’s investment in the Portfolio Fund based primarily upon the value reported to the Master Fund by the Portfolio Fund or the lead investor of a direct co-investment as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies.

FASB ASC 820-10, “Fair Value Measurements” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820-10-35-40 to 54 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Master Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Master Fund commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund’s life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Master Fund generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the “secondary market” where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Sub-Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Fund’s results of operations and financial condition.

10

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

Year ended March 31, 2020

The following table presents the investments carried on the Statement of Assets, Liabilities and Partners’ Capital - Net Assets by level within the valuation hierarchy as of March 31, 2020.

	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets:
Large-cap Buyout	$-	$-	$3,376,565	$27,999,077	$31,375,642
Small and Mid-cap Buyout	-	-	13,577,488	65,755,816	79,333,304
Special Situations	-	-	5,372,537	7,307,387	12,679,924
Venture	-	-	-	13,810,918	13,810,918
Total	$-	$-	$22,326,590	$114,873,198	$137,199,788

Significant Unobservable Inputs

As of March 31, 2020, the Master Fund had investments valued at $137,199,788. The fair value of investments valued at $114,873,198 in the Master Fund’s Schedule of Investments have been valued at the unadjusted NAV reported by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of March 31, 2020.

			Unobservable Inputs
	Fair Value	Valuation				Weighted
Investments	03/31/2020	Methodologies	Variable	Value/Range		Average[1]
Large-cap Buyout	$3,376,565	Recent Transactional Value	N/A	N/A		N/A

Small and Mid-cap Buyout	2,147,000	Market Approach	LTM EBITDA	8.7	x	N/A

Small and Mid-cap Buyout	11,430,488	Recent Transactional Value	N/A	N/A		N/A

Special Situations	2,992,537	Market Approach	LTM EBITDA	15.7	x	N/A

Special Situations	2,380,000	Recent Transactional Value	N/A	N/A		N/A

Total	$22,326,590

1 Inputs weighted based on fair value of investments in range.

During the year ended March 31, 2020, purchases of and sales from Level 3 investments were as follows:

Purchases	Sales
$17,034,843	$-

During the year ended March 31, 2020 change in unrealized appreciation and realized gains from Level 3 investments were $661,385 and $0, respectively.

11

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

Year ended March 31, 2020

The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during the year ended March 31, 2020.

The estimated remaining life of the Master Fund’s Portfolio Funds as of March 31, 2020 is one to ten years, with the possibility of extensions by each of the Portfolio Funds.

D. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the Master Fund’s custodian.

Cash and cash equivalents on the Statements of Assets, Liabilities and Partners’ Capital – Net Assets can include deposits in money market accounts, which are classified as Level 1 assets. As of March 31, 2020, the Master Fund held $3,074,277, in an overnight sweep that is deposited into a money market account.

E. Investment Gains and Losses

The Master Fund records distributions of cash or in-kind securities from the Portfolio Funds based on the information from distribution notices when distributions are received. The Master Fund recognizes within the Statement of Operations its share of realized gains or (losses), the Master Fund’s change in net unrealized appreciation/(depreciation) and the Master Fund’s share of net investment income or (loss) based upon information received regarding distributions from managers of the Portfolio Funds. The Master Fund may also recognize realized losses based upon information received from the Portfolio Fund managers for write-offs taken in the underlying portfolio. Changes in unrealized appreciation/(depreciation) on investments within the Statement of Operations includes the Master Fund’s share of interest and dividends, realized (but undistributed) and unrealized gains and losses on security transactions, and expenses of each Portfolio Fund.

The Portfolio Funds may make in-kind distributions to the Master Fund and, particularly in the event of a dissolution of a Portfolio Fund, such distributions may contain securities that are not marketable. While the general policy of the Master Fund will be to liquidate such investment and distribute proceeds to Partners, under certain circumstances when deemed appropriate by the Board, a Partner may receive in-kind distributions from the Master Fund.

F. Income Taxes

The Master Fund is treated as a partnership for U.S. federal income tax reporting. Tax basis income and losses are passed through to the individual partners and, accordingly, there is no provision for U.S. federal of state income taxes reflected in these financial statements. The Master Fund has a tax year end of December 31.

Differences arise in the computation of Partners’ capital for financial reporting in accordance with GAAP and Partners’ capital for U.S. federal and state income tax reporting. These differences are primarily due to the fact that unrealized gains and losses are allocated for financial reporting purposes and are not allocated for U.S. federal and state income tax reporting purposes.

12

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

Year ended March 31, 2020

The cost of the Portfolio Funds for federal income tax purposes is based on amounts reported to the Master Fund on Schedule K-1 from the Portfolio Funds. As of March 31, 2020, the Master Fund had not received information to determine the tax cost of the investments. Based on the amounts reported to the Master Fund on Schedule K-1 as of December 31, 2018, and after adjustment for purchases and sales between December 31, 2018 and March 31, 2020, the estimated cost of the investments at March 31, 2020, for federal income tax purposes aggregated $135,561,621. The net unrealized appreciation for federal income tax purposes was estimated to be $1,638,167. The net unrealized appreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $11,027,390 and $9,389,223, respectively.

The Master Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Master Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2019, the tax years that remain subject to examination by the major tax jurisdictions under the statue of limitations is from the year 2018 forward (with limited expectations). FASB ASC 740-10, Income Taxes requires the Sub-Adviser to determine whether a tax position of the Master Fund is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Sub-Adviser has reviewed the Master Fund’s tax positions for the current tax period and has concluded that no provision for taxes is required in the Master Fund’s financial statements for the year ended March 31, 2020. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Statement of Operations. During the year ended March 31, 2020, the Master Fund did not incur any interest or penalties.

G. Restrictions on Transfers

Interests of the Master Fund (“Interests”) are generally not transferable. No Partner may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

H. Fees of the Portfolio Funds

Each Portfolio Fund will charge its investors (including the Master Fund) expenses, including asset-based management fees and performance-based fees, which are referred to as an allocation of profits. In addition to the Master Fund level expenses shown on the Master Fund’s Statement of Operations, Partners of the Master Fund will indirectly bear the fees and expenses charged by the Portfolio Funds. These fees are reflected in the valuations of the Portfolio Funds and are not reflected in the ratios to average net assets in the Master Fund’s Financial Highlights.

I. Master Fund Expenses

The Master Fund bears all expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: Advisory Fees (as defined herein); investment related expenses; legal fees; administration; auditing; tax preparation fees; custodial fees; registration expenses; Independent Directors’ fees (as defined herein); and expenses of meetings of the Board.

13

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

Year ended March 31, 2020

J. Foreign Currency Translation

The Master Fund has foreign investments which require the Master Fund to translate these investments into U.S. dollars. For foreign investments for which the functional currency is not the U.S. dollar, the fair values of the investments are translated into the U.S. dollar equivalent using period end exchange rates. The resulting translation adjustments are recorded as unrealized appreciation or depreciation on investments.

Contributed capital to and distributions received from these foreign Portfolio Funds are translated into the U.S. dollar equivalent using exchange rates on the date of the transaction.

Conversion gains and losses resulting from changes in foreign exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. The Master Fund does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates on investment transactions from the fluctuations arising from changes in the fair value of these investments.

3. Advisory Fee, Administration Service Fee and Related Party Transactions

The Registered Investment Adviser provides investment advisory services to the Master Fund and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds.  Further, the Registered Investment Adviser provides certain management and administrative services to the Feeder Funds, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Master Fund pays the Registered Investment Adviser an investment advisory fee (the “Advisory Fee”) quarterly in arrears based on an annual rate of 0.85% following the Master Fund’s Commencement of Operations through the end of year eight and then 0.30% for the remaining life of the Master Fund, in each case based on the Partners’ total capital commitments. For the year ended March 31, 2020, the Master Fund incurred Advisory Fees totaling $3,041,610.

Pursuant to an Administrative and Accounting Services Agreement, the Master Fund retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, accounting, tax preparation and investor services to the Master Fund. In consideration for these services, the Master Fund pays the Administrator a tiered fee between 0.01% and 0.02%, based on the first day of each calendar quarter’s net assets, subject to a minimum quarterly fee. In accordance with the service level agreement additional fees may be charged for out of scope services and quarterly filings made on behalf of the Master Fund. For the year ended March 31, 2020, the Master Fund incurred administration service fees totaling $127,000.

The Board consists of six directors, each of whom is not an “interested person” of the Master Fund as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Directors”). Currently, the Independent Directors are each paid an annual retainer of $175,000 for serving on the boards of the funds in the fund complex. Compensation to the Board is paid and expensed by the Master Fund on a quarterly basis. The Independent Directors are also reimbursed for out of pocket expenses in connection with providing their services to the Master Fund. For the year ended March 31, 2020, the Master Fund incurred $205,625 in Independent Directors’ fees.

14

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

Year ended March 31, 2020

4. Capital Commitments from Partners

At March 31, 2020 and 2019, capital commitments from Partners totaled $338,057,269 and $315,380,501, respectively. Capital contributions received by the Master Fund with regard to satisfying Partner commitments totaled $145,330,820 and $42,576,368, respectively, which represents approximately 43% and 13.5% of committed capital at March 31, 2020 and 2019, respectively.

Capital contributions will be credited to Partners’ capital accounts and units will be issued when paid. Capital contributions will be determined based on a percentage of commitments. During the years ended March 31, 2020 and 2019, the Master Fund issued 114,085.36 and 47,161.93 units, respectively.

The net profits or net losses of the Master Fund are allocated to Partners in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that allocations are based on Partners’ percentage interests, as defined in the Master Fund’s LP Agreement.

Distributions shall be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to Partners at such times and in such amounts as determined by the Board of Directors in its sole discretion and in accordance with Partners’ respective percentage interests, as defined in the LP Agreement. As of March 31, 2020, the Master Fund has not made any distributions to the Feeder Funds.

5. Capital Commitments of the Master Fund to Investments

As of March 31, 2020, the Master Fund had total capital commitments of $329,145,500 to the investments with remaining unfunded commitments to the investments totaling $190,868,524 as listed below:

Assets:	Unfunded Commitment
Large-cap Buyout	$42,660,582
Small and Mid-cap Buyout	107,460,668
Special Situations	16,113,700
Venture	24,633,574
Total	$190,868,524

6. Description of the Investments

Due to the nature of the Portfolio Funds, the Master Fund generally cannot liquidate its positions in the Portfolio Funds except through distributions from the Portfolio Funds, which are made at the discretion of the Portfolio Funds or sponsor of the Co-Investment. The Master Fund has no right to demand repayment of its investment in the Portfolio Funds or Co-Investments.

15

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

Year ended March 31, 2020

7. Line of Credit

The Master Fund entered into a revolving line of credit agreement (the “Credit Agreement”) with Bank OZK, dated December 19, 2018, under which the Master Fund can borrow an aggregate principal amount of $25,000,000 for the temporary financing of investments and payment of expenses under the specified terms. The line of credit is secured by the Master Fund’s unfunded Partners’ capital commitments. The Credit Agreement has a maturity date of December 17, 2021.

As of March 31, 2020, there were no outstanding principal owed to the bank by the Master Fund. Interest is charged on the outstanding principal amount at a rate per annum that is the aggregate of the applicable margin and London Interbank Offered Rate (“LIBOR”). Additionally, a commitment fee is charged on the daily unused portion. During the year ended March 31, 2020, the Master Fund had an average outstanding principal of $9,689,610, with an average interest rate of 5.214%. During the year the Master Fund incurred $324,178 of interest expense, as presented in the Statement of Operations. In relation to entering the Credit Agreement, the Master Fund incurred origination fees and other legal costs (“Financing Costs”). These Financing Costs will be amortized over the term of the loan. For the year ended March 31, 2020, the Master Fund expensed $114,432 of Financing Costs as shown in the Statement of Operations.

8. Indemnifications

In the normal course of business, the Master Fund enters into contracts that provide general indemnifications. The Master Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

Many of the Portfolio Funds’ partnership agreements contain provisions that allow them to recycle or recall distributions made to the Master Fund. Accordingly, the unfunded commitments disclosed under Note 5 reflect both amounts undrawn to satisfy commitments and distributions that are recallable, as applicable.

9. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Master Fund’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Master Fund may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Master Fund. The Master Fund’s investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Master Fund will be able to realize the value of such investments in a timely manner if at all.

16

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

Year ended March 31, 2020

The Master Fund believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

If the Master Fund defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Master Fund’s investment in the Portfolio Fund. This may impair the ability of the Master Fund to pursue its investment program, force the Master Fund to borrow or otherwise impair the value of the Master Fund’s investments (including the complete devaluation of the Master Fund). In addition, defaults by Partners on their commitments to the Master Fund, may cause the Master Fund to, in turn, default on its commitment to a Portfolio Fund. In this case, the Master Fund, and especially the non-defaulting Partners, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

10. Subsequent Events

The recent outbreak of the novel coronavirus in many countries, which is a rapidly evolving situation, has disrupted global travel and supply chains, and has adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The rapid development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on economic and market conditions and trigger a period of global economic slowdown. Such conditions (which may be across industries, sectors or geographies) may impact operating performance at the Master Fund’s portfolio companies in the near term.

The Master Fund has evaluated events through March 31, 2020, the date the financial statements are available to be issued and has determined that there were no other subsequent events that require adjustment to, or disclosure in the financial statements.

17

KPMG LLP
Two Financial Center
60 South Street
Boston, MA 02111

Report of Independent Registered Public Accounting Firm

To the Partners and Board of Directors

NB Crossroads Private Markets Fund V Holdings LP:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and partners’ capital – net assets of NB Crossroads Private Markets Fund V Holdings LLC (the Company), including the schedule of investments, as of March 31, 2020, the related statements of operations and cash flows for the year then ended, the statements of changes in partners’ capital – net assets for the year then ended and the period from May 18, 2018 (commencement of operations) through March 31, 2019, and the related notes (collectively, the financial statements) and the financial highlights for the year then ended and the period from May 18, 2018 through March 31, 2019. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Company as of March 31, 2020, the results of its operations and cash flows for the year then ended, the changes in its net assets for the year then ended and the period from May 18, 2018 through March 31, 2019, and the financial highlights for the year then ended and the period from May 18, 2018 through March 31, 2019, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of March 31, 2020, by correspondence with the underlying fund managers and portfolio companies or by other appropriate auditing procedures where replies from underlying fund managers and portfolio companies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more NB Private Markets/NB Crossroads Private Markets investment companies since 2016.

Boston, Massachusetts

May 30, 2020

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

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NB Crossroads Private Markets Fund V Holdings LP

Supplemental Information (Unaudited)

March 31, 2020

Proxy Voting and Portfolio Holdings

A description of the Master Fund’s policies and procedures used to determine how to vote proxies relating to the Master Fund’s portfolio securities, as well as information regarding proxy votes cast by the Master Fund (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the Master Fund at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Master Fund did not receive any proxy solicitations during the year ended March 31, 2020.

The Master Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Master Fund’s N-PORT filings are in the EDGAR database on the SEC’s website at www.sec.gov or by calling Neuberger Berman at 212-476-8800.

19

NB Crossroads Private Markets Fund V Holdings LP

Board of Directors of the Master Fund (Unaudited)

March 31, 2020

Information pertaining to the Board of Directors of the Master Fund is set forth below.

Name, Position(s) Held, Address, and Year of Birth	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex* Overseen by Director	Other Directorships Held by Director During Past 5 Years
		Disinterested Directors

Virginia G. Breen, Director 1290 Avenue of the Americas New York, NY 10104 (1964)	Term Indefinite – Since Inception	Partner, Chelsea Partners (7/11 to present); private investor and board member of certain entities (as listed herein)	19	Director, Jones Lang LaSalle Property Trust, Inc.; Trustee/Director, UBS A&Q Registered Fund Complex (4 funds); Director, Calamos Fund Complex (26 funds); Director, Paylocity Holding Corp.

Alan Brott, Director 1290 Avenue of the Americas New York, NY 10104 (1942)	Term Indefinite – Since Inception	Consultant (since 10/1991); Associate Professor, Columbia University (2000-2017); Former Partner of Ernst & Young.	19	Manager of Man FRM Alternative Multi-Strategy Fund LLC; Director of Grosvenor Registered Multi-Strategy Funds (4 funds); Director of Hedge Fund Guided Portfolio Solution (part of the Grosvenor complex); Director of Stone Harbor Investment Funds (8 funds), Stone Harbor Emerging Markets Income Fund and Stone Harbor Emerging Markets Total Income Fund.

Victor F. Imbimbo, Jr., Director 1290 Avenue of the Americas New York, NY 10104 (1952)	Term Indefinite – Since Inception	President and CEO of Caring Today, LLC, an information and support resource for the family caregiver market; Former President for North America TBWA\World Health, a division of TBWA Worldwide, and Executive Vice President of TBWA\New York.	19	Manager of Man FRM Alternative Multi-Strategy Fund LLC.

Thomas F. McDevitt, Director 1290 Avenue of the Americas New York, NY 10104 (1956)	Term Indefinite – Since Inception	Managing Partner of Edgewood Capital Partners and President of Edgewood Capital Advisors (5/2002 to present).	19	Director of Jones Lang LaSalle Property Trust, Inc. (12/04 to 06/15).

Stephen V. Murphy, Director 1290 Avenue of the Americas New York, NY 10104 (1945)	Term Indefinite – Since Inception	President of S.V. Murphy & Co, an investment banking firm.	19	Manager of Man FRM Alternative Multi-Strategy Fund LLC; Director of The First of Long Island Corporation and The First National Bank of Long Island.

Thomas G. Yellin, Director 1290 Avenue of the Americas New York, NY 10104 (1954)	Term Indefinite – Since Inception	President of The Documentary Group (since 6/2006).	19	Director of Grosvenor Registered Multi-Strategy Funds (4 funds); Director of Hedge Fund Guided Portfolio Solution (part of the Grosvenor complex); Manager of Man FRM Alternative Multi-Strategy Fund LLC.

* As of March 31, 2020 the ’‘Fund Complex’’ consists of NB Private Markets Fund II (Master) LLC, NB Private Markets Fund II (TI) LLC, NB Private Markets Fund II (TE) LLC, NB Private Markets Fund III (Master) LLC, NB Private Markets Fund III (TI) LLC, NB Private Markets Fund III (TE) LLC, UST Global Private Markets Fund LLC, NB Crossroads Private Markets Fund IV (TI) – Client LLC, NB Crossroads Private Markets Fund IV (TE) – Client LLC, NB Crossroads Private Markets Fund IV Holdings LLC, NB Crossroads Private Markets Fund V Holdings LP, NB Crossroads Private Markets Fund V (TE) LP, NB Crossroads Private Markets Fund V (TE) Advisory LP, NB Crossroads Private Markets Fund V (TI) LP, NB Crossroads Private Markets Fund V (TI) Advisory LP, NB Crossroads Private Markets Fund VI Holdings LP, NB Crossroads Private Markets Fund VI LP, NB Crossroads Private Markets Fund VI Advisory LP, and NB Crossroads Private Markets Fund VI Custody LP.

20

NB Crossroads Private Markets Fund V Holdings LP

Officers of the Master Fund (Unaudited)

March 31, 2020

Information pertaining to the officers of the Master Fund is set forth below.

Name, Address* and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
Officers who are not Directors

James D. Bowden (1953)	Chief Executive Officer and President	Term — Indefinite; Length — since 2018, (previously, Vice President since inception)	Managing Director, Neuberger Berman LLC, since 2015. Formerly, Managing Director, Bank of America; Manager and Vice President, Merrill Lynch Alternative Investments LLC (2013-2015); Executive Vice President, Bank of America Capital Advisors LLC (1998-2013).

Claudia A. Brandon (1956)	Executive Vice President and Secretary	Term — Indefinite; Length — since inception	Senior Vice President, Neuberger Berman LLC, since 2007 and Employee since 1999; Senior Vice President, NBIA, since 2008 and Assistant Secretary since 2004. Formerly, Vice President, Neuberger Berman LLC (2002-2006), Vice President – Mutual Fund Board Relations, NBIA (2000-2008), Vice President, NBIA (1986-1999) and Employee (1984-1999).

Mark Bonner (1977)	Treasurer	Term — Indefinite; Length — since 2020, (previously, Assistant Treasurer since inception)	Senior Vice President, Neuberger Berman LLC, since 2015. Formerly, Senior Vice President, Bank of America; Merrill Lynch Alternative Investments LLC (2006-2015); Manager, Advent International Corporation (2004-2006); Senior Associate, PricewaterhouseCoopers LLP (1999-2004).

Sarah Doane (1989)	Assistant Treasurer	Term — Indefinite; Length — since 2020	Assistant Vice President, Neuberger Berman LLC, since 2016. Formerly Internal Auditor, Arbella Insurance Group (2015-2016), Associate, PricewaterhouseCoopers (2012-2015)

Savonne Ferguson (1973)	Chief Compliance Officer	Term — Indefinite; Length — since 2018	Chief Compliance Officer (Mutual Funds) and Associate General Counsel, NBIA, since 2018. Formerly, Vice President T. Rowe Price Group, Inc. (2018), Vice President and Senior Legal Counsel, T. Rowe Price Associates, Inc. (2014-2018), Vice President and Director of Regulatory Fund Administration, PNC Capital Advisors, LLC (2009-2014), Secretary, PNC Funds and PNC Advantage Funds (2010-2014).

21

NB Crossroads Private Markets Fund V Holdings LP

Officers of the Master Fund (Unaudited)

March 31, 2020

Information pertaining to the officers of the Master Fund is set forth below.

Name, Address* and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
Officers who are not Directors

Corey A. Issing (1978)	Chief Legal Officer (only for purposes of sections 307 and 406 of the Sarbanes-Oxley Act of 2002)	Term — Indefinite; Length — since inception	General Counsel and Head of Compliance– Mutual Funds since 2016 and Managing Director, NBIA, since 2017. Formerly, Associate General Counsel (2015-2016), Counsel (2007-2015), Senior Vice President (2013-2016), Vice President (2009-2013).

Sheila James (1965)	Assistant Secretary	Term — Indefinite; Length — since inception	Vice President, Neuberger Berman LLC, since 2008 and Employee since 1999; Vice President, NBIA, since 2008. Formerly, Assistant Vice President, Neuberger Berman LLC (2007-2008); Employee, NBIA (1991-1999).

Brian Kerrane (1969)	Vice President	Term — Indefinite; Length — since inception	Managing Director, Neuberger Berman LLC, since 2013; Chief Operating Officer – Mutual Funds and Managing Director, NBIA, since 2015. Formerly, Senior Vice President, Neuberger Berman LLC (2006 to 2014), Vice President, NBIA (2008-2015) and Employee since 1991.

Josephine Marone (1963)	Assistant Secretary	Term — Indefinite; Length — since inception	Senior Paralegal, Neuberger Berman LLC, since 2007 and Employee since 2007.

Brien Smith (1957)	Vice President	Term — Indefinite; Length — since 2017	Managing Director, Neuberger Berman LLC, since 2005. Chief Operating Officer of NB Private Equity Division since 2017.

* The business address of each listed person is 1290 Avenue of the Americas, New York, NY 10104, except for James D. Bowden, Mark Bonner, and Sarah Doane whose business address is 53 State Street, 13th Floor, Boston, MA 02109; and Brien Smith whose business address is 325 North Saint Paul St. 49th Floor Dallas, TX 75201.

All officers of the Master Fund are employees and/or officers of the Registered Investment Adviser. Officers of the Master Fund are elected by the Directors and hold office until they resign, are removed or are otherwise disqualified to serve.

Alternative investments are sold to qualified investors only by a Confidential Offering Memorandum. An investment in an alternative investment fund is speculative and should not constitute a complete investment program. The information presented in this report is current as of the date noted, is for information purposes only and does not constitute an offer to sell or a solicitation of an offer to buy interests in the Master Fund. This is not, and under no circumstances is to be construed as, an offer to sell or a solicitation to buy any of the securities or investments referenced, nor does this information constitute investment advice or recommendations with respect to any of the securities or investments used. Past performance is no guarantee of future results. Additional information is available upon request

Item 2. Code of Ethics.

The Registrant (or the “Fund”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, there were no substantive amendments to or waivers from the code of ethics.

Item 3. Audit Committee Financial Expert.

The Board of Directors (the “Board”) of the Registrant has determined that Alan Brott and Stephen V. Murphy possess the technical attributes to qualify as the audit committee’s financial experts and that each of them is an “independent” Director pursuant to paragraph (a)(2) of Item 3 on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

KPMG, LLP serves as independent registered public accounting firm to the Registrant.

(a) Audit Fees

The aggregate fees, billed for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements and security counts required under Rule 17f-2 of the Investment Company Act of 1940 (the “1940 Act”) for the fiscal years ended March 31, 2019 and March 31, 2020 were $21,050 and $21,050, respectively.

(b) Audit-Related Fees

There were no audit-related services provided by the principal accountant to the Registrant for the last fiscal year.

(c) Tax Fees

The principal accountant for the audit of the Registrant’s annual financial statements billed no fees for tax compliance, tax advice or tax planning services to the Registrant during the last fiscal year.

(d) All Other Fees

The principal accountant billed no other fees to the Registrant during the last fiscal year.

(e) (1) During its regularly scheduled periodic meetings, the Registrant’s audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the Registrant. The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any such pre-approved fees are presented to the audit committee at its next regularly scheduled meeting.

(e) (2) None of the services described in paragraphs (b)-(d) above were approved by the Registrant’s audit committee pursuant to the “de minimis exception” in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The amount of non-audit fees that were billed by the Registrant’s accountant for services rendered to:

(i) the Registrant, and (ii) the Registrant’s investment adviser and any control person of the adviser that provides ongoing services to the Registrant for the fiscal years ended March 31, 2019 and March 31, 2020 were $0 and $0, respectively.

The amount of non-audit fees that were billed by the Registrant’s accountant for services rendered to: (i) the Registrant, and (ii) the Registrant’s investment adviser and any control person of the adviser that provides ongoing services to the Registrant for the fiscal years ended March 31, 2019 and March 31, 2020 were $0 and $0, respectively.

(h) The Registrant’s audit committee has considered whether the provision of non-audit services that may be rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to partners filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Subject to the Board’s oversight, the Registrant has delegated responsibility to vote any proxies the Registrant may receive to the Investment Adviser, Neuberger Berman Investment Advisers LLC (“NBIA”).

NBIA is required by the Board to vote proxies related to portfolio securities in the best interests of the Registrant and its members. The Board permits NBIA to contract with a third party to obtain proxy voting and related services, including research of current issues.

NBIA has implemented written Proxy Voting Policies and Procedures (“Proxy Voting Policy”) that are designed to reasonably ensure that NBIA votes proxies prudently and in the best interest of its advisory clients for whom NBIA has voting authority, including the Registrant. The Proxy Voting Policy also describes how NBIA addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

NBIA’s Governance and Proxy Committee (“Proxy Committee”) is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendor as a voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, NBIA utilizes Glass, Lewis & Co. (“Glass Lewis”) to vote proxies in accordance with NBIA’s voting guidelines or, in instances where a material conflict has been determined to exist, in accordance with the voting recommendations of Glass Lewis.

NBIA retains final authority and fiduciary responsibility for proxy voting. NBIA believes that this process is reasonably designed to address material conflicts of interest that may arise between NBIA and a client as to how proxies are voted.

In the event that an investment professional at NBIA believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with NBIA’s proxy voting guidelines, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between NBIA and the client with respect to the voting of the proxy in that manner.

If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional would not be appropriate, the Proxy Committee shall: (i) take no further action, in which case Glass Lewis shall vote such proxy in accordance with the proxy voting guidelines or as Glass Lewis recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

Information on how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling the Registrant toll-free at 866-637-2587 or by accessing the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Member - As of March 31, 2020:

Neuberger Berman Private Equity’s investment team is responsible for the day-to-day management of the Fund and, along with other members of NB Private Equity, serves as the day-to-day interface with the members of the Investment Committee, which serve as the Fund’s Portfolio Fund Managers. The Investment Committee and other senior private equity investment personnel also have responsibility for managing private equity investments made on behalf of third-party investors, sourcing new investment opportunities, performing due diligence on all new investment opportunities and monitoring existing investments.

The Investment Committee is responsible for the development, selection, and ongoing monitoring and realization of investments:

James Bowden is a Managing Director of Neuberger Berman. Previously, Mr. Bowden was a Managing Director at Bank of America / Merrill Lynch, managing the group’s private equity fund of funds business since its inception in 1998. In that capacity he led the private placement capital raising activities, directed investment origination and has ongoing management and administration responsibilities for the Bank of America fund of funds business. Mr. Bowden’s career covers a variety of private equity, commercial banking and management consulting positions. Prior to joining Bank of America / Merrill Lynch, he served as the manager of the Chicago office of Corporate Credit Examination Services for Continental Bank, where he had responsibility for the independent oversight of the Private Equity Investing and Midwest Commercial Banking Division. Earlier in his career, he was a Managing Consultant in the Financial Advisory Services practice of Coopers & Lybrand, specializing in corporate turnarounds and previously focused on commercial lending and problem loan workouts during his time at Continental Bank, Citicorp and the American National Bank of Chicago. Mr. Bowden received his M.B.A. and B.B.A. from the University of Michigan. Mr. Bowden is a Certified Public Accountant.

John P. Buser is a Managing Director of Neuberger Berman and Executive Vice Chairman of NB Alternatives. He is also a member of the Private Investment Portfolios, Co Investment, Latin America Private Equity, Northbound and Secondary Investment Committees. Before joining Neuberger Berman in 1999, Mr. Buser was a partner at the law firm of Akin, Gump, Strauss, Hauer & Feld, L.L.P., where he had extensive experience in the practice of domestic and international income taxation during his 17 year tenure. Mr. Buser was admitted to the State Bar of Texas in 1982 after receiving his J.D. from Harvard Law School. Prior to attending law school, Mr. Buser graduated summa cum laude with a B.S. in accounting from Kansas State University.

Kent Chen is a Managing Director of Neuberger Berman and leader of the firm’s private equity efforts in the Asia Pacific region. He is also a member of the Private Investment Portfolios and Co-Investment Investment Committees. Mr. Chen joined Neuberger Berman in May 2015 from the Hong Kong Monetary Authority (“HKMA”) after 17 years in central banking in various positions including Deputy Chief Representative of the HKMA’s New York Office and Advisor to the Executive Director for China at the International Monetary Fund in Washington D.C. Beginning in 2008, Mr. Chen helped to establish the HKMA’s private equity program, comprising of global buyout, Asia private equity and global energy investments. Before joining the HKMA in 1998, Mr. Chen was Head of China Research at Daiwa Securities in Hong Kong covering the Chinese stocks market with a focus on infrastructure, energy and power equipment stocks. Mr. Chen has been awarded the Chartered Financial Analyst designation and earned a Master of M.P.A from Columbia University, M.B.A from University of Hull and Bachelor of Science in Economics from University of London.

Michael Kramer is a Managing Director of Neuberger Berman. He is a member of the Co-Investment, Credit Opportunities, Marquee Brands and Private Investment Portfolios Investment Committees as well as a member of the Board of Directors for Marquee Brands. Before joining Neuberger Berman in 2006, Mr. Kramer was a vice president at The Cypress Group, a private equity firm with $3.5 billion under management. Prior thereto, he worked as an analyst at PaineWebber Incorporated. Mr. Kramer holds an M.B.A. from Harvard Business School and a B.A., cum laude, from Harvard College.

John H. Massey is the Chairman of the Neuberger Berman Private Investment Portfolios Investment Committee. He is also a member of the Co-Investment Investment Committee. In 1996, Mr. Massey was elected as one of the original members of the board of directors of the PineBridge Fund Group. Mr. Massey is active as a private investor and corporate director. Previously, he was Chairman and CEO of Life Partners Group, Inc., a NYSE listed company. Over the last 35 years, Mr. Massey has also served in numerous executive leadership positions with other publicly held companies including Gulf Broadcast Corporation, Anderson Clayton & Co., and Gulf United Corporation. He began his career in 1966 with Republic National Bank of Dallas as an investment analyst. Mr. Massey currently serves on the boards of several financial institutions, including Central Texas Bankshare Holdings, and Hill Bancshares Holdings, Inc., among others. He is also the principal shareholder of Columbus State Bank in Columbus, Texas and Hill Bank and Trust Company in Weimar, Texas. Mr. Massey received the Most Distinguished Alumnus award from SMU’s Cox School of Business in 1993. In 2009, he and Mrs. Massey were jointly named Most Distinguished Alumnus by The University of Texas from the Dallas/Fort Worth area. He currently serves as Chair of the Board of Trustees of the University of Texas School of Law and as an Advisory Board Member of the McCombs School of Business at The University of Texas. He is also active in oil and gas, agricultural and wildlife conservation activities in Colorado County and Matagorda County, Texas. Mr. Massey received a B.B.A. from Southern Methodist University and an M.B.A. from Cornell University. He also earned an L.L.B. from The University of Texas at Austin. He received his Chartered Financial Analyst designation and has been a member of the State Bar of Texas since 1966.

David Morse is a Managing Director of Neuberger Berman, and is the Global Co-Head of Private Equity Co-Investments. He is also a member of Co-Investment, Private Debt and Private Investment Portfolios Investment Committees. Mr. Morse is currently a Board Observer of Salient Solutions, Behavioral Health Group, Taylor Precision Investments, Gabriel Brothers’ Stores, and Extraction Oil and Gas, all of which are portfolio companies of our dedicated co-investment funds. Mr. Morse joined Lehman Brothers in 2003 as a Managing Director and principal in the Merchant Banking Group where he helped raise and invest Lehman Brothers Merchant Banking Partners III L.P. Prior to joining Lehman Brothers, Mr. Morse was a founding Partner of Hampshire Equity Partners (and its predecessor entities). Founded in 1993, Hampshire is a middle-market private equity and corporate restructuring firm with $825 million of committed capital over three private equity funds. Prior to Hampshire, Mr. Morse worked in GE Capital’s Corporate Finance Group providing one-stop financings to middle-market buyouts. Mr. Morse began his career in 1984 in Chemical Bank’s middle-market lending group. Mr. Morse holds an M.B.A. from the Tuck School of Business at Dartmouth College and a B.A. in Economics from Hamilton College. Mr. Morse is a member of the M.B.A. Advisory Board of the Tuck School, a member of the Alumni Council of Hamilton College, and a member of the Board of Trustees of the Berkshire School.

Joana P. Rocha Scaff is a Managing Director of Neuberger Berman, Head of Europe Private Equity and a member of the Co-Investment, Latin America Private Equity and Private Investment Portfolios Investment Committees. Previously, Ms. Scaff worked in investment banking covering primarily the telecommunications, media and information services sectors. Ms. Scaff worked in the investment banking division of Lehman Brothers, and prior to that at Citigroup Global Markets and Espirito Santo Investment. She advised on corporate transactions including mergers and acquisitions, financial restructurings and public equity and debt offerings in the United States, Europe and Brazil. Ms. Scaff received her M.B.A. from Columbia Business School and her B.A. in Business Management and Administration from the Universidade Catolica of Lisbon. Ms. Scaff is a member of the LP Committee of the BCVA – British Private Equity & Venture Capital Association.

Jonathan D. Shofet is the Global Head of the Firm’s Private Investment Portfolios group and is a Managing Director of Neuberger Berman. He is also a member of the Private Investment Portfolios and Co-Investment Investment Committees. Prior to joining Neuberger Berman in 2005, Mr. Shofet was a member of the Lehman Brothers Private Equity division, focusing on mid-through late-stage equity investments primarily in the technology, communications and media sectors. Prior to that, Mr. Shofet was a member of the Lehman Brothers Investment Banking division, where he focused on public and private financings, as well as strategic advisory in the real estate, technology and utility sectors. Mr. Shofet sits on the Limited Partner Advisory Boards of a number of funds including those managed by Amulet Capital, Beacon Capital Partners, Castlelake Airline Credit and Credit Strategies, Cerbeus Institutional Partners, Clearlake Capital, ComVest Investment Partners, DFW Capital, Monomoy Capital Partners, Platinum Equity, Siris Partners, Tengram Capital Partners, Thomas H. Lee Partners and Vector Capital Partners. He is also a Board Observer for several private companies. Mr. Shofet holds a B.A. from Binghamton University, where he graduated summa cum laude, Phi Beta Kappa.

Brien P. Smith is a Managing Director of Neuberger Berman and the Chief Operating Officer of the Neuberger Berman Private Equity Division. He is also a member of the Private Investment Portfolios, Co-Investment, Latin America Private Equity and Private Debt Investment Committees. Mr. Smith sits on the Limited Partner Advisory Boards of a number of investment relationships on behalf of Neuberger Berman funds. Prior to joining Neuberger Berman in 2001, Mr. Smith worked in the middle market private equity firm Mason Best Company, L.P., and its affiliates. While at Mason Best, Mr. Smith served in a number of roles, including executing private equity investments and dispositions, arranging transaction financing and restructuring underperforming investments. Mr. Smith began his career at Arthur Andersen & Co. where he focused on the financial services sector in the southwest. Mr. Smith sits on the Red McCombs School of Business Advisory Council at the University of Texas at Austin. He is also a director of National Autotech Inc. and has also served on a number of other boards of directors. Mr. Smith received a Master’s in Professional Accounting and a B.B.A. from the University of Texas at Austin.

David S. Stonberg is a Managing Director of Neuberger Berman and is the Global Co-Head of Private Equity Co-Investments. He is also a member of the Co-Investment, Private Investment Portfolios, Renaissance and Secondary Investment Committees. Before joining Neuberger Berman in 2002, Mr. Stonberg held several positions within Lehman Brothers’ Investment Banking Division including providing traditional corporate and advisory services to clients as well as leading internal strategic and organizational initiatives for Lehman Brothers. Mr. Stonberg began his career in the Mergers and Acquisitions Group at Lazard Frères. Mr. Stonberg is also a member of the Neuberger Berman Risk Committee. Mr. Stonberg holds an M.B.A. from the Stern School of New York University and a B.S.E. from the Wharton School of the University of Pennsylvania.

Anthony D. Tutrone is the Global Head of Neuberger Berman Private Equity and a Managing Director of Neuberger Berman. He is a member of all Neuberger Berman Private Equity’s Investment Committees. Mr. Tutrone is a member of Neuberger Berman’s Partnership, Operating, and Asset Allocation Committees. Prior to starting at Neuberger Berman, from 1994 to 2001, Mr. Tutrone was a Managing Director and founding member of The Cypress Group, a private equity firm focused on middle market buyouts with approximately $3.5 billion in assets under management. Mr. Tutrone began his career at Lehman Brothers in 1986, starting in Investment Banking and in 1987 becoming one of the original members of the firm’s Merchant Banking Group. This group managed a $1.2 billion private equity fund focused on middle market buyouts. He has been a member of the board of directors of several public and private companies and has sat on the advisory boards of several private equity funds. Mr. Tutrone earned an M.B.A. from Harvard Business School and a B.A. in Economics from Columbia University.

Peter J. Von Lehe is the head of Investment Solutions and Strategy and is a Managing Director of Neuberger Berman. He is also a member of the Athyrium, Private Investment Portfolios, Co-Investment, Marquee Brands and Renaissance Investment Committees. Mr. von Lehe sits on the Limited Partner Advisory Boards of a number of investment relationships globally on behalf of Neuberger Berman funds. Previously, Mr. von Lehe was a Managing Director and Deputy Head of the Private Equity Fund of Funds unit of Swiss Re Company. There, Mr. von Lehe was responsible for investment analysis and product structuring and worked in both New York and Zurich. Before that, he was an attorney with the law firm of Willkie Farr & Gallagher LLP in New York focusing on corporate finance and private equity transactions. He began his career as a financial analyst for a utility company, where he was responsible for econometric modeling. Mr. von Lehe received a B.S. with Honors in Economics from the University of Iowa and a J.D. with High Distinction, from the University of Iowa College of Law. He is a member of the New York Bar.

Patricia Miller Zollar is a Managing Director of Neuberger Berman.  Within the alternatives business, she is responsible for managing a bespoke Co-Investment Separate Account and leading the NorthBound Emerging Managers Private Equity Fund, a private equity fund which invests in private equity partnership interests and co-investments. She is also a member of the Co-Investment, Private Investment Portfolios, and NorthBound Investment Committees.  Before the management buyout of Neuberger, Ms. Zollar co-headed and co-founded the Lehman Brothers Partnership Solutions Group (“PSG”), a Wall Street business focused on developing strategic opportunities with women- and minority-owned financial services firms. The innovation of the Partnership Solutions Group was chronicled in a case study for the Harvard Business School. Before rejoining Lehman Brothers in 2004, Ms. Zollar was a vice president in the Asset Management Division of Goldman Sachs.  Ms. Zollar began her career as a Certified Public Accountant in the Audit Division of Deloitte & Touche. She received her MBA from Harvard Business School and her B.S., with highest distinction, from North Carolina A&T State University, where she formerly served as Chairperson of the Board of Trustees and is the recipient of an honorary Doctorate degree. Ms. Zollar is a member of the Executive Leadership Council and serves on the executive board of the National Association of Investment Companies and The Apollo Theater.

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member - As of March 31, 2020:

The following tables set forth information about funds and accounts other than the Registrant for which a member of the Portfolio Management Team is primarily responsible for the day-to-day portfolio management as of March 31, 2020, unless indicated otherwise.

James D. Bowden

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
6	$1,087,456,955	5	$1,375,114,394	0	$0

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance-Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
6	$1,087,456,955	5	$1,375,114,394	0	$0

Kent Chen

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
6	$1,087,456,955	24	$14,674,738,932	60	$20,270,093,905

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance-Based Fees	Total Assets with Performance-Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees
6	$1,087,456,955	24	$14,674,738,932	60	$20,270,093,905

John P. Buser

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
6	$1,087,456,955	26	$19,162,873,932	60	$20,270,093,905

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance-Based Fees	Total Assets with Performance-Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees
6	$1,087,456,955	26	$19,162,873,932	60	$20,270,093,905

Michael Kramer

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
6	$1,087,456,955	24	$14,674,738,932	60	$20,270,093,905

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance-Based Fees	Total Assets with Performance-Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees
6	$1,087,456,955	24	$14,674,738,932	60	$20,270,093,905

John H. Massey

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
6	$1,087,456,955	24	$14,674,738,932	60	$20,270,093,905

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance-Based Fees	Total Assets with Performance-Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees
6	$1,087,456,955	24	$14,674,738,932	60	$20,270,093,905

David Morse

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
6	$1,087,456,955	24	$14,674,738,932	60	$20,270,093,905

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance-Based Fees	Total Assets with Performance-Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees
6	$1,087,456,955	24	$14,674,738,932	60	$20,270,093,905

Joana P. Rocha Scaff

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
6	$1,087,456,955	24	$14,674,738,932	60	$20,270,093,905

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance-Based Fees	Total Assets with Performance-Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees
6	$1,087,456,955	24	$14,674,738,932	60	$20,270,093,905

Jonathan D. Shofet

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
6	$1,087,456,955	24	$14,674,738,932	60	$20,270,093,905

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance-Based Fees	Total Assets with Performance-Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees
6	$1,087,456,955	24	$14,674,738,932	60	$20,270,093,905

Brien P. Smith

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
6	$1,087,456,955	24	$14,674,738,932	60	$20,270,093,905

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance-Based Fees	Total Assets with Performance-Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees
6	$1,087,456,955	24	$14,674,738,932	60	$20,270,093,905

David S. Stonberg

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
6	$1,087,456,955	28	$20,824,749,432	60	$20,270,093,905

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance-Based Fees	Total Assets with Performance-Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees
6	$1,087,456,955	28	$20,824,749,432	60	$20,270,093,905

Anthony D. Tutrone

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
6	$1,087,456,955	28	$20,824,749,432	60	$20,270,093,905

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance-Based Fees	Total Assets with Performance-Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees
6	$1,087,456,955	28	$20,824,749,432	60	$20,270,093,905

Peter J. Von Lehe

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
6	$1,087,456,955	24	$14,674,738,932	60	$20,270,093,905

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance-Based Fees	Total Assets with Performance-Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees
6	$1,087,456,955	24	$14,674,738,932	60	$20,270,093,905

Patricia Miller Zollar

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
6	$1,087,456,955	24	$14,674,738,932	60	$20,270,093,905

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance-Based Fees	Total Assets with Performance-Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees
6	$1,087,456,955	24	$14,674,738,932	60	$20,270,093,905

Potential Conflicts of Interests

Real, potential or apparent conflicts of interest may arise should members of the Portfolio Management Team have day-to-day portfolio management responsibilities with respect to more than one fund. Portfolio Management Team members may manage other accounts with investment strategies similar to the Registrant, including other investment companies, pooled investment vehicles and separately managed accounts. Fees earned by the Investment Adviser may vary among these accounts and Portfolio Management Team members may personally invest in these accounts. These factors could create conflicts of interest because the Portfolio Management Team members may have incentives to favor certain accounts over others, that could result in other accounts outperforming the Registrant. A conflict may also exist if a Portfolio Management Team member identifies a limited investment opportunity that may be appropriate for more than one account, but the Registrant is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, a Portfolio Management Team member may execute transactions for another account that may adversely impact the value of securities held by the Registrant. However, the Investment Adviser believes that these risks are mitigated by the fact that accounts with like investment strategies managed by the Portfolio Management Team members are generally managed in a similar fashion and the Investment Adviser has a policy that seeks to allocate opportunities on a fair and equitable basis.

(a)(3) Compensation Structure of Portfolio Manager(s) or Management Team Members - As of March 31, 2020:

Our compensation philosophy is one that focuses on rewarding performance and incentivizing our employees. We are also focused on creating a compensation process that we believe is fair, transparent, and competitive with the market.

Compensation for the Fund’s Portfolio Management Team consists of fixed (salary) and variable (bonus) compensation but is more heavily weighted on the variable portion of total compensation and is paid from a team compensation pool made available to the portfolio management team with which the portfolio manager is associated. The size of the team compensation pool is determined based on a formula that takes into consideration a number of factors including the pre-tax revenue that is generated by that particular portfolio management team, less certain adjustments. The bonus portion of the compensation for a portfolio manager is discretionary and is determined on the basis of a variety of criteria, including investment performance (including the aggregate multi-year track record), utilization of central resources (including research, sales and operations/support), business building to further the longer term sustainable success of the investment team, effective team/people management, and overall contribution to the success of Neuberger Berman.

The terms of our long-term retention incentives are as follows:

•	Employee-Owned Equity. Certain employees (i.e., senior leadership and investment professionals) participate in Neuberger Berman’s equity ownership structure, which was designed to incentivize and retain key personnel.

In addition, in prior years certain employees may have elected to have a portion of their compensation delivered in the form of equity.

For confidentiality and privacy reasons, Neuberger Berman cannot disclose individual equity holdings or program participation.

•	Contingent Compensation. Certain employees may participate in the Neuberger Berman Group Contingent Compensation Plan (the “CCP”) to serve as a means to further align the interests of our employees with the success of the firm and the interests of our clients, and to reward continued employment. Under the CCP, up to 20% of a participant’s annual total compensation in excess of $500,000 is contingent and subject to vesting. The contingent amounts are maintained in a notional account that is tied to the performance of a portfolio of Neuberger Berman investment strategies as specified by the firm on an employee-by-employee basis. By having a participant’s contingent compensation tied to Neuberger Berman investment strategies, each employee is given further incentive to operate as a prudent risk manager and to collaborate with colleagues to maximize performance across all business areas. In the case of members of investment teams, including Portfolio Managers, the CCP is currently structured so that such employees have exposure to the investment strategies of their respective teams as well as the broader Neuberger Berman portfolio.

•	Restrictive Covenants. Most investment professionals, including Portfolio Fund Managers, are subject to notice periods and restrictive covenants which include employee and client non-solicit restrictions as well as restrictions on the use of confidential information. In addition, depending on participation levels, certain senior professionals who have received equity grants have also agreed to additional notice and transition periods and, in some cases, non-compete restrictions.

(a)(4) Disclosure of Securities Ownership.

As of March 31, 2020, no Portfolio Management Team member owned any interest in the Registrant.

(b) Not applicable.

Item 9. Purchase of Equity Securities By Close-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which partners may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) The Fund did not engage in any securities lending activity during the fiscal year ended March 31, 2020.

(b) The Fund did not engage in any securities lending activity and did not engage a securities lending agent during the fiscal year ended March 31, 2020.

Item 13. Exhibits.

(a)(1)	Code of Ethics – see Item 2

(a)(2)	Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(3)	Not applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act is furnished herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NB Crossroads Private Markets Fund V (TI) Advisory LP

By:	/s/ James Bowden
James Bowden
Chief Executive Officer and President

Date: June 9, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James Bowden
James Bowden
Chief Executive Officer and President
(Principal Executive Officer)

Date: June 9, 2020

By:	/s/ Mark Bonner
Mark Bonner
Treasurer
(Principal Financial Officer)

Date: June 9, 2020